Discontinued Operations - Carrying Amounts of Assets and Liabilities of the Services Business (Details) (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Property and equipment, net	$ 4,674	$ 4,835	$ 5,401
Services Business [Member] | Discontinued Operations, Held-for-sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts and unbilled receivables, net	1,053	1,501	1,062
Prepaid expenses and other current assets	258	289	246
Property and equipment, net	4,674	4,835	5,401
Other assets	64	76	89
Assets of discontinued operations, net	6,049	6,701	6,798
Accounts payable and accrued expenses	689	681	737
Deferred revenue	445	445	225
Deferred rent	1,237	1,294	1,481
Liabilities related to assets of discontinued operations	$ 2,371	$ 2,420	$ 2,443